S000033312 [Member] Expense Example - Northern Trust Morningstar US Market Factor Tilt ETF - FlexShares Morningstar US Market Factor Tilt Index Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	83
Expense Example, with Redemption, 5 Years	145
Expense Example, with Redemption, 10 Years	$ 330